GOODWILL AND INTANGIBLE ASSETS - Goodwill by Reporting Unit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill
Balance at beginning of period	$ 1,616,867	$ 1,484,117
Additions	522,070	165,313
(Deductions)	(38)	(29,293)
Impairment	(265,146)	(3,318)	$ 0
Foreign Exchange Translation	5,685	48
Balance at end of period	1,879,438	1,616,867	1,484,117
ANGI Homeservices
Goodwill
Balance at beginning of period	884,296	895,071
Additions	2,665	18,326
(Deductions)	0	(29,293)
Impairment	0	0
Foreign Exchange Translation	5,172	192
Balance at end of period	892,133	884,296	895,071
Vimeo
Goodwill
Balance at beginning of period	219,374	77,152
Additions	0	142,222
(Deductions)	(38)	0
Impairment	0	0
Foreign Exchange Translation	0	0
Balance at end of period	219,336	219,374	77,152
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Goodwill
Balance at beginning of period	265,146	265,146
Additions	0	0
(Deductions)	0	0
Impairment	(265,146)	0
Foreign Exchange Translation	0	0
Balance at end of period	0	265,146	265,146
Emerging & Other
Goodwill
Balance at beginning of period	248,051	246,748
Additions	519,405	4,765
(Deductions)	0	0
Impairment	0	(3,318)
Foreign Exchange Translation	513	(144)
Balance at end of period	$ 767,969	$ 248,051	$ 246,748